BUSINESS COMBINATION (Schedule of Fair Values of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 24,235		$ 17,800
InkFrog, Inc. [Member]
Business Acquisition [Line Items]
Trade receivables		$ 226
Prepaid expenses and other current assets		361
Intangible assets		2,016
Goodwill		4,936
Total Assets		7,539
Current liabilities		461
Deferred tax liability		452
Total Liabilities		913
Total purchase price allocation,net of cash acquired		$ 6,626